7. Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Tables
Schedule of inventories
	2017	2016

Mobile handsets and tablets	107,195	132,857
Accessories and other	16,156	18,115
TIM SIM cards	10,548	13,114
	133,899	164,086

Losses on adjustment to realizable amount	(10,114)	(20,152)
	123,785	143,934